Consolidated Statement of Changes in Equity - USD ($) $ in Thousands		Total	Common Units	Common Stock		Additional Paid-in Capital [1]	Retained Earnings (Deficit) [1]	Accumulated Other Comprehensive Income (Loss) [1]	Parent [1]	Noncontrolling Interest Consolidated Entities	Noncontrolling Interest Blackstone Holdings
Beginning Balance at Dec. 31, 2020		$ 14,525,348		$ 7	[1]	$ 6,332,105	$ 335,762	$ (15,831)	$ 6,652,043	$ 4,042,157	$ 3,831,148
Beginning Balance, Units at Dec. 31, 2020	[1]		683,875,544
Beginning Balance at Dec. 31, 2020		65,161
Net Income (Loss)		12,369,255					5,857,397		5,857,397	1,625,306	4,886,552
Net Income (Loss)		5,740
Currency Translation Adjustment		(5,814)						(3,795)	(3,795)		(2,019)
Capital Contributions		1,291,125								1,280,938	10,187
Capital Distributions		(5,957,515)					(2,545,374)		(2,545,374)	(1,344,754)	(2,067,387)
Capital Distributions		(2,873)
Transfer of Non-Controlling Interests in Consolidated Entities		(2,994)								(2,994)
Deferred Tax Effects Resulting from Acquisition of Ownership Interests from Non-Controlling Interest Holders		58,788				58,788			58,788
Equity-Based Compensation		632,599				369,517			369,517		263,082
Net Delivery of Vested Blackstone Holdings Partnership Units and Shares of Common Stock		(56,120)				(56,120)			(56,120)		0
Net Delivery of Vested Blackstone Holdings Partnership Units and Shares of Common Stock, Units	[1]		3,982,712
Repurchase of Shares of Common Stock and Blackstone Holdings Partnership Units		(1,216,654)				(1,216,654)			(1,216,654)
Repurchase of Shares of Common Stock and Blackstone Holdings Partnership Units, Units	[1]		(10,268,444)
Change in Blackstone Inc.'s Ownership Interest		(10,494)				10,494			10,494		(10,494)
Conversion of Blackstone Holdings Partnership Units to Shares of Common Stock						296,597			296,597		(296,597)
Conversion of Blackstone Holdings Partnership Units to Shares of Common Stock, Units	[1]		26,749,962
Ending Balance at Dec. 31, 2021		21,638,018		7	[1]	5,794,727	3,647,785	(19,626)	9,422,893	5,600,653	6,614,472
Ending Balance, Units at Dec. 31, 2021	[1]		704,339,774
Ending Balance at Dec. 31, 2021		68,028
Transfer In Due To Consolidation Of Fund Entities		1,146,410
Net Income (Loss)		3,131,799					1,747,631		1,747,631	107,766	1,276,402
Net Income (Loss)		(142,890)
Currency Translation Adjustment		(12,150)						(7,849)	(7,849)		(4,301)
Currency Translation Adjustment		(20,373)
Capital Contributions		555,693
Capital Contributions		749,528								739,660	9,868
Capital Distributions		(7,620,451)					(3,647,310)		(3,647,310)	(1,091,798)	(2,881,343)
Capital Distributions		(180,200)
Transfer of Non-Controlling Interests in Consolidated Entities		(299,801)								(299,801)
Transfer of Non-Controlling Interests in Consolidated Entities		288,338
Deferred Tax Effects Resulting from Acquisition of Ownership Interests from Non-Controlling Interest Holders		6,690				6,690			6,690
Equity-Based Compensation		838,383				504,738			504,738		333,645
Net Delivery of Vested Blackstone Holdings Partnership Units and Shares of Common Stock		(73,987)				(73,987)			(73,987)		0
Net Delivery of Vested Blackstone Holdings Partnership Units and Shares of Common Stock, Units	[1]		5,407,340
Repurchase of Shares of Common Stock and Blackstone Holdings Partnership Units		(391,968)				(391,968)			(391,968)
Repurchase of Shares of Common Stock and Blackstone Holdings Partnership Units, Units	[1]		(3,850,000)
Change in Blackstone Inc.'s Ownership Interest		(36,824)				36,824			36,824		(36,824)
Conversion of Blackstone Holdings Partnership Units to Shares of Common Stock						58,249			58,249		(58,249)
Conversion of Blackstone Holdings Partnership Units to Shares of Common Stock, Units	[1]		4,379,809
Ending Balance at Dec. 31, 2022		17,966,061		$ 7	[1]	5,935,273	1,748,106	(27,475)	7,655,911	5,056,480	5,253,670
Ending Balance, Units at Dec. 31, 2022	[1]		710,276,923	710,276,923
Ending Balance at Dec. 31, 2022		1,715,006
Transfer In Due To Consolidation Of Fund Entities		(53,713)
Net Income (Loss)		2,689,771					1,390,880		1,390,880	224,155	1,074,736
Net Income (Loss)		(245,518)
Currency Translation Adjustment		14,178						8,342	8,342		5,836
Currency Translation Adjustment		45,520
Capital Contributions		150,533
Capital Contributions		581,265								571,559	9,706
Capital Distributions		(4,944,821)					(2,478,252)		(2,478,252)	(666,668)	(1,799,901)
Capital Distributions		(432,755)
Transfer of Non-Controlling Interests in Consolidated Entities		(8,231)				40			40	(8,271)
Deferred Tax Effects Resulting from Acquisition of Ownership Interests from Non-Controlling Interest Holders		2,467				2,467			2,467
Equity-Based Compensation		1,013,475				614,645			614,645		398,830
Net Delivery of Vested Blackstone Holdings Partnership Units and Shares of Common Stock		(66,762)				(66,762)			(66,762)		0
Net Delivery of Vested Blackstone Holdings Partnership Units and Shares of Common Stock, Units	[1]			7,745,355
Repurchase of Shares of Common Stock and Blackstone Holdings Partnership Units		(351,262)				(351,262)			(351,262)
Repurchase of Shares of Common Stock and Blackstone Holdings Partnership Units, Units	[1]			(3,718,169)
Change in Blackstone Inc.'s Ownership Interest		15,047				(15,047)			(15,047)		15,047
Conversion of Blackstone Holdings Partnership Units to Shares of Common Stock						55,836			55,836		(55,836)
Conversion of Blackstone Holdings Partnership Units to Shares of Common Stock, Units	[1]			5,054,005
Ending Balance at Dec. 31, 2023		16,896,141		$ 7	[1]	$ 6,175,190	$ 660,734	$ (19,133)	$ 6,816,798	$ 5,177,255	$ 4,902,088
Ending Balance, Units at Dec. 31, 2023	[1]			719,358,114
Ending Balance at Dec. 31, 2023		$ 1,179,073

[1]	During the period presented, Blackstone also had one share outstanding of each of Series I and Series II preferred stock, with par value of each less than one cent.